34 Events after the reporting period	12 Months Ended
Dec. 31, 2020
Events After Reporting Period
Events after the reporting period
34	Events after the reporting period

•	COVID-19 - suspension of cuts and debt renegotiation

On February 3, 2021, the Company approved: (i) suspend cuts and renegotiate debts for commercial and service customers residing in the operated municipalities that are in the orange and red phases of the São Paulo / Covid-19 Plan; (ii) the validity period will run from February 3, 2021 until March 31, 2021; (iii) the existing debts, including the agreements signed during the pandemic period, will be renegotiated without the application of a fine and interest, only monetary adjustment, according to the Company's policy and procedure; (iv) the term for installments will be 12 months, from the date of the renegotiation of outstanding balances; (v) the debtor will not be included in the credit protection register for debts until March 31, 2021; (vi) debtors which may have been included in the credit protection register during the pandemic will be withdrawn immediately after the debt is renegotiated with Sabesp.

On March 16, 2021, the Company extended from March 31 to April 30, 2021, the measures to minimize the economic impacts of the pandemic in commercial and service establishments, mentioned above.

•	New Legal Sanitation Framework – recognition of financial asset

The Company has been maintaining investments made and not recovered through the rendering of services, within the original term of the contract, as intangible assets, amortized by the useful life of the asset, taking into consideration the solid track record of concession renewal and, therefore, the continuity of service rendering, since, although Law 14,026/2020, New Legal Sanitation Framework, had been approved by the Brazilian President with vetoes, including on the extension of program contracts, such vetoes would still be voted in the Brazilian Congress, for this reason the Company maintained, for the reference date of December 31, 2020, the recognition of the investments made in the concessions as intangible assets.

However, on March 17, 2021, the House of Representative casted a vote to maintain the restriction regarding the extension of program contracts, i.e. the granting authorities will no longer be able to sign contracts directly and will have to hold bidding processes for the provision of services. Accordingly, SABESP is analyzing the possible impacts of recognizing a financial asset under intangible assets that may be reclassified, referring to the contractual rights to receive cash (indemnities) at the end of the contracts, corresponding to the investments made and not recovered over the provision of services.

•	Results of the ARSESP’s Publics Consultations

On April 8, 2021, ARSESP published the results of the Calculation of the Maximum Average Tariff (P0) and X Factor of the Third Ordinary Tariff Revision and the results of the Proposed Revision of Sabesp’s Tariff Structure.

Although a new tariff structure was approved, the tariff for 2021 will still be based on the current tariff structure, while the new structure will be applied from 2022 onwards. The impact of the tariff adjustment for residential and non-residential, residential social and wholesale (water and sewage treatment) customers in 2021 is 7.6%, negative 1.0% and 5.45%, respectively. Further, the real tariff readjustments for the residential category for 2022, 2023 and 2024 were set at 1.5%, 3% and 4.6%, respectively, together with the expansion of beneficiaries in the vulnerable residential category and the resources intended for the commercial programs of the 2019-2020.

The new tariff structure was defined by ARSESP considering four groups: (i) minimum consumption versus fixed tariff with a portion being determined by reference to volume of water used; (ii) tariffs segregated by type of service (such as water, sewage collection and sewage treatment); (iii) social tariff; and (iv) non-residential tariffs.